S000000775 [Member] Expense Example, No Redemption - Putnam International Value Fund - Class C shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	983
Expense Example, No Redemption, 10 Years	$ 1,949